Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 94,732
Cumulative earnings undistributed	35,661
Taxes payable current and noncurrent	10,698
Discrete benefit of re-measurement of unrecognized tax benefits			$ 22,408
Unrecognized tax benefits	13,331	$ 12,065	9,799
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	13,299
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	911
Income tax examination interest and penalty expense (benefit)	281	70	$ (729)
Income tax examination total accrued interest and penalties	$ 926	$ 645
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2018
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2036